Commitment, Contingencies and Guarantees - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024
Loss Contingencies [Line Items]
Provision for litigation proceedings	$ 2,148		$ 1,370
Cash held in reserve	5,690		5,690
Proceeds under line of credit	197,000	$ 225,000
Right of use asset	$ 39,604		$ 40,620
Financial guarantee contracts
Loss Contingencies [Line Items]
Proceeds under line of credit		$ 6,510